Terminated Participants (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Terminated Participants [Line Items]
Terminated employee, minimum account balance to hold account in the plan	$ 5,000
Terminated participants, account balance retained in the plan	$ 178,158,504	$ 105,133,902